IMS CAPITAL VALUE FUND
                          IMS STRATEGIC ALLOCATION FUND
                            IMS STRATEGIC INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                November 3, 2003

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the IMS Funds dated November 3, 2003. This SAI incorporates by reference the IMS Capital Value Fund's and the IMS Strategic Allocation Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2003, and the IMS Strategic Income Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2003 ("Annual Reports"). A free copy of the Prospectus or Annual Report can be obtained by writing the Transfer Agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 934-5550.


                                TABLE OF CONTENTS
                                                                            PAGE

DESCRIPTION OF THE TRUST AND FUNDS...........................................3

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS...............................................................4

INVESTMENT LIMITATIONS......................................................12

THE INVESTMENT ADVISOR......................................................14

TRUSTEES AND OFFICERS.......................................................16

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................20

DETERMINATION OF SHARE PRICE................................................21

ADDITIONAL TAX INFORMATION..................................................22

INVESTMENT PERFORMANCE......................................................22

CUSTODIAN...................................................................25

FUND SERVICES...............................................................25

ACCOUNTANTS.................................................................26

DISTRIBUTOR.................................................................26

PROXY VOTING POLICIES.......................................................26

FINANCIAL STATEMENTS........................................................28

DESCRIPTION OF THE TRUST AND FUNDS

     IMS Capital Value Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on July 25, 1996 and commenced operations on August 5, 1996. The IMS Strategic Allocation Fund and the IMS Strategic Income Fund were organized as non-diversified series of the Trust on September 30, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The Funds' advisor is IMS Capital Management, Inc. (the "Advisor").

     The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Transfer Agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Funds have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Funds is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


     As of October 15, 2003, the following persons are the owners of record of five percent (5%) or more of the IMS Capital Value Fund: National Financial, One World Financial Center, 200 Liberty Street, New York, NY 10281, 36.62%; Jeld-Wen Foundation, P O Box 1329 Klamath Falls, OR 97601, 10.13%; Merle West Medical Center Foundation, 2865 Daggett Street, Klamath Falls, OR 97601-1106, 8.41%; National Investor Services FBO, 55 Water Street, 32nd Floor, New York, NY 10041, 5.64% . As of October 15, 2003, the following persons are the owners of record of five percent (5%) or more of the IMS Strategic Allocation Fund: National Financial, One World Financial Center, 200 Liberty Street, New York, NY 10281, 74.84%. As of October 15, 2003, the following persons are the owners of record of five percent (5%) or more of the IMS Strategic Income Fund: National Financial, One World Financial Center, 200 Liberty Street, New York, NY 10281, 50.95%; Wells Fargo Bank, P O Box 1533, Minneapolis, MN 55480.

     As of October 15, 2003, the officers and trustees as a group own less than 1% of each of the Funds.

     For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of the Funds' assets, see "Determination of Net Asset Value" in the Funds' Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use.

     A. Equity Securities. Equity securities include common stock, American Depositary Receipts (ADRs), preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The IMS Capital Value Fund may invest up to 5% of its net assets at the time of purchase in convertible preferred stock, convertible debentures, rights or warrants. The IMS Capital Value Fund reserves the right to invest in foreign stocks, through the purchase of American Depositary Receipts, provided the companies have substantial operations in the U.S. and do not exceed 5% of the Fund's net assets. The IMS Strategic Allocation Fund may invest between 5% and 10% of its assets in ADRs.

     Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. The Advisor expects that generally the preferred stocks in which the Fund invests will be rated at least BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Advisor.

     Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

     Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. Exchange traded products also include iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available.

     B. American Depositary Receipts. American Depositary Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund invests in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     C. Covered Call Options. Each Fund may write (sell) covered call options on common stocks in the Fund's portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. The Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. The Funds will only engage in exchange-traded options transactions.

     D. Loans of Portfolio Securities. The Funds may make short and long term loans of portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter that the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

     E. Purchases of Options. Up to 10% of each Fund's net assets may be invested in purchases of put and call options involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market.

     The purchase of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly.

     F. Repurchase Agreements. The Funds may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with U.S. Bank, N.A. (the Fund's custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

     G. Fixed Income Securities. Although the IMS Capital Value Fund intends to invest primarily in U.S. common stocks, the Advisor reserves the right, during periods of unusually high interest rates or unusual market conditions, to invest in fixed income securities for preservation of capital, total return and capital gain purposes, if the Advisor believes that such a position would best serve the Fund's investment objective. The IMS Strategic Allocation Fund may invest up to 50% of its assets in fixed income securities, and the IMS Strategic Income Fund will invest primarily in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

     Corporate Debt Securities - Each Fund may invest in corporate debt securities. These are bonds, notes, debentures and investment certificates issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper, which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Fund's adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Funds will not invest in securities rated below investment grade unless the Fund's adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

     Municipal Securities - Each Fund may invest in municipal securities. These are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year of less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. Each Fund may invest in other municipal securities such as variable rate demand instruments.

     The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

     The Advisor considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Manager (or the Fund's adviser) to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Funds may invest in securities rated below investment grade.

     U.S. Government Securities - Each Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

     Mortgage-Backed Securities - Each Fund may invest in mortgage-backed securities. These securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

     Collateralized Mortgage Obligations (CMOs) - Each Fund may invest in CMOs. CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity that issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

     Zero Coupon and Pay in Kind Bonds - Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, a Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

     Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

     Financial  Service  Industry   Obligations  -  Financial  service  industry
obligations include among others, the following:

     (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time Deposits are considered to be illiquid prior to their maturity.

     (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     Asset-Backed and Receivable-Backed Securities - The Strategic Income Fund may invest in asset-backed securities. These securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments that shorten the securities' weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. The Strategic Income Fund will not invest more than 5% of its net assets in asset-backed or receivable-backed securities.

     Illiquid Securities - The IMS Strategic Allocation Fund and the IMS Strategic Income Fund may invest in illiquid securities. Illiquid securities generally include securities that cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities, restricted securities, assignments, participations, investment certificates and certain limited partnerships. Neither Fund will invest more than 15% of its net assets in illiquid securities.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the Fund's portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of the Fund's illiquid securities policy, which limits the Fund's investment in illiquid securities to 15% of the net assets, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Trust. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     The Advisor will monitor the liquidity of Rule 144A securities in the Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. Each Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, which will not be considered as borrowings provided they are fully collateralized.

     2. Senior Securities. Each Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. Underwriting. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. Each Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that have a significant portion of their assets in real estate.

     5. Commodities. Each Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. Each Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. Diversification. With respect to the IMS Capital Value Fund, the Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see "Investment Restrictions
- Fundamental" above).

     1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. A Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Funds will not invest in reverse repurchase agreements.

     3. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options and other permitted investments and techniques.

     4. Short Sales. The Funds will not effect short sales.

     5. Options. The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

     6. Illiquid Investments. The IMS Capital Value Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities. Neither the IMS Strategic Allocation Fund nor the IMS Strategic Income Fund will invest more than 15% of the Fund's assets in illiquid securities.

     7. 80% Investment Policy. Under normal circumstances, at least 80% of the IMS Strategic Income Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in income producing securities including fixed income securities and dividend paying equity securities. The Fund will not change its policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund's shareholders.

THE INVESTMENT ADVISOR

     The Funds' investment advisor is IMS Capital Management, Inc. (the "Advisor"), 8995 S.E. Otty Road, Portland, Oregon 97266. Carl W. Marker may be deemed to be a controlling person of the Advisor due to his ownership of the shares of the corporation.

     Under the terms of the management agreements (the "Agreements"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.26% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.59% of net assets with respect to the IMS Capital Value Fund, and 1.96% of net assets with respect to the IMS Strategic Allocation Fund and the IMS Strategic Income Fund, through October 31, 2006. In the case of the IMS Strategic Income Fund and the IMS Strategic Allocation Fund, the Advisor has also agreed to reimburse organizational expenses. Any waiver or
reimbursement  of  organizational   or  operating   expenses  of  the  Strategic
Allocation Fund or the Strategic Income Fund by the Advisor is subject to repayment by the applicable Fund in the first, second and third fiscal years following the fiscal year in which any such reimbursement or waiver occurs, if the Fund is able to make the payment without exceeding the above-described expense limitations.


------------------------------------- ---------------------- ---------------------------- ----------------------------
         Advisory Fees Paid             IMS Capital Value     IMS Strategic Allocation           IMS Strategic
                                        Fund Fiscal Year                Fund                      Income Fund
                                          Ended June 30      For the period November 5,   For the period November 5,
                                                                2002 (commencement of       2002 through August 31,
                                                             operations) through June 30             2003
------------------------------------- ---------------------- ---------------------------- ----------------------------
------------------------------------- ---------------------- ---------------------------- ----------------------------
2001                                        $144,169                     N/A                          N/A
------------------------------------- ---------------------- ---------------------------- ----------------------------
------------------------------------- ---------------------- ---------------------------- ----------------------------
2002                                        $170,884                     N/A                          N/A
------------------------------------- ---------------------- ---------------------------- ----------------------------
------------------------------------- ---------------------- ---------------------------- ----------------------------
2003                                        $228,957                   $19,195                     $120,458
------------------------------------- ---------------------- ---------------------------- ----------------------------

     The Board of Trustees renewed the Agreement for the IMS Capital Value Fund at a meeting held on June 9, 2003. Carl Marker, President of the Advisor, joined the meeting in person. The Trustees reviewed and discussed with Mr. Marker the firm's balance sheet as of June 2, 2003 and income statement for the period January 1 through June 2, 2003.They reviewed reports comparing the performance and expenses of the Fund to the performance and expenses of several other funds with similar objectives and asset levels. Mr. Marker discussed the performance of the Fund, noting that the Fund had outperformed the Russell Midcap Value Index for the one year, three month, and year-to-date periods ending March 31, 2003. Mr. Marker also generally discussed his firm and its short history, as well as the investment philosophy used with respect to the Funds. Following further discussion with the Trustees, Mr. Marker left the meeting. The Trustees reviewed and discussed reports comparing the performance and expenses of the Fund to the performance and expenses of several other funds with similar objectives and asset levels. They also reviewed Part II of the Advisor's Form ADV, as well as Unified's administrator's report. When the full Board reconveined, the Trustees discussed the nature and quality of the services provided by the Advisor and, based upon the information provided, it was the Board's consensus that the fee paid to the Advisor pursuant to the Agreement was reasonable. The Trustees determined that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interests of the Fund's shareholders.

     The Board of Trustees approved the Agreements for the IMS Strategic Allocation Fund and the IMS Strategic Income Fund at a meeting held on October 21, 2002. Counsel to the Funds reviewed the terms of the proposed Agreements. The Trustees reviewed the Balance Sheet of the Advisor as of December 31, 2001 and a Profit & Loss Statement for the period January 1, 2001 through December 31, 2001. They discussed the proposed fees relative to other equity funds and the Advisor's commitment to cap the new Funds' expenses. They also discussed the Advisor's performance in managing the IMS Capital Value Fund, and reviewed a memorandum provided by the Advisor that addressed various issues related to the Advisor's qualifications including financial condition and changes in personnel. Carl Marker, President of the Advisor, then joined the meeting by telephone. In response to questions by the Trustees, Mr. Marker stated that the same personnel responsible for the management of the IMS Capital Value Fund would be responsible for management of the new Funds. Mr. Marker reported that the firm had no soft dollar arrangements in place, and did not currently use an affiliated broker. He explained that the Advisor was considering the use of an affiliated broker. Mr. Marker certified to the Board that the Advisor had adopted the Trust's Code of Ethics and had procedures in place reasonably designed to prevent and detect violations of the Code. The Board then met separately with legal counsel. When the remaining participants re-joined the meeting, the Trustees discussed the nature and quality of the services that were expected to be provided by the Advisor and, based upon the information provided, it was the Board's consensus that the proposed fees to be paid to the Advisor pursuant to the Agreements were reasonable. The Trustees determined that the overall arrangements provided under the terms of the Agreements were reasonable business arrangements, and that the Agreements were approved.

     The Advisor retains the right to use the name "IMS" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "IMS" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

----------------------------- ----------------------------------- ------------------------- -----------------------
                                                                                             Number of Portfolios
   Name, Age and Address          Position(s) Held with the        Length of Time Served       in Fund Complex1
                                        Fund Complex1                                        Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Timothy Ashburn(2)             President, Secretary and Trustee   President and Secretary             23
431 N. Pennsylvania Street                                          since October 2002;
Indianapolis, IN 46204                                             Trustee of AmeriPrime
                                                                    Advisors Trust since
Year of Birth: 1950                                                    November 2002,
                                                                   AmeriPrime Funds since
                                                                     December 2002, and
                                                                    Unified Series Trust
                                                                     since October 2002
----------------------------- ----------------------------------- ------------------------- -----------------------







----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chairman  of Unified  Financial  Services,  Inc.  since 1989 and          Unified Financial Services, Inc.
Chief  Executive  Officer  from  1989 to 1992  and 1994 to April                     since 1989
2002;  President of Unified  Financial  Services  from  November
1997 to April 2000.
----------------------------------------------------------------- -------------------------------------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
                                                                                             Number of Portfolios
   Name, Age and Address          Position(s) Held with the        Length of Time Served       in Fund Complex1
                                        Fund Complex1                                        Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Ronald C. Tritschler(3)                    Trustee                 Trustee of AmeriPrime              23
431 N. Pennsylvania Street                                           Funds and Unified
Indianapolis, IN 46204                                               Series Trust since
                                                                     December 2002 and
Year of Birth:  1952                                                AmeriPrime Advisors
                                                                    Trust since November
                                                                            2002
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Executive Officer,  Director and legal counsel of The Webb                        None
Companies,   a  national  real  estate  company,  from  2001  to
present;  Executive  Vice  President  and  Director  of The Webb
Companies from 1990 to 2000; Director,  The Lexington Bank, from
1998 to present;  Director, Vice President and legal counsel for
The  Traxx  Companies,  an owner  and  operator  of  convenience stores, from 1989 to present.
----------------------------------------------------------------- -------------------------------------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
                                  Position(s) Held with the Length of Time
                                                                          Served            Number of Portfolios
   Name, Age and Address                Fund Complex1                                          in Fund Complex1
                                                                                             Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Thomas G. Napurano              Treasurer and Chief Financial      Since October 2002 for            N/A
431 N. Pennsylvania Street                 Officer                   AmeriPrime Funds,
Indianapolis, IN 46204                                              AmeriPrime Advisors
                                                                     Trust and Unified
Year of Birth:  1941                                                    Series Trust
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                         N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to
March 2002.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
                                                                                            Number of Portfolios
    Name, Age and Address              Position(s) Held           Length of Time Served       in Fund Complex(1)
                                         Fund Complex1                                      Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Carol Highsmith                       Assistant Secretary           Since October 2002              N/A
431 N. Pennsylvania Street                                        for AmeriPrime Funds,
Indianapolis, IN 46204                                             AmeriPrime Advisors
                                                                    Trust and Unified
Year of Birth:  1964                                                   Series Trust
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                          Other Directorships Held
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to                               None
present); Vice President and Asst. Secretary of Lindbergh Funds


----------------------------------------------------------------- -------------------------------------------------
 (1)The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.
 (2)Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust.  In addition, he may be deemed to be an "interested person" of the Trust because he is a director of Unified
    Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.
 (3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of Unified Financial Securities, the principal underwriter for certain funds in the complex.






     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


------------------------------ ---------------------------------- ----------------------- -------------------------
    Name, Age and Address       Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                           Complex1                                        Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              23
431 N. Pennsylvania Street                                          Funds since 1995,
Indianapolis, IN 46204                                             AmeriPrime Advisors
                                                                  Trust since July 2002
Year of Birth:  1947                                                and Unified Series
                                                                   Trust since December
                                                                            2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy                        None
Trust Company, N.A. since 1992.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
                                   Position(s) Held with the Length of Time
Served Number of Portfolios in
    Name, Age and Address                Fund Complex1                                         Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              23
431 N. Pennsylvania Street                                          Funds and Unified
Indianapolis, IN 46204                                              Series Trust since
                                                                    December 2002 and
Year of Birth:  1946                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                            2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment                          None
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
                                   Position(s) Held with the                               Number of Portfolios in
    Name, Age and Address                Fund Complex1            Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              23
431 N. Pennsylvania Street                                          Funds and Unified
Indianapolis, IN 46204                                              Series Trust since
                                                                    December 2002 and
Year of Birth:  1950                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                            2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Vice President and General Manager, International Crankshaft None Inc., an
automotive equipment manufacturing company, 1990 to present; Trustee, The
Unified Funds, from 1994 to 2002; Trustee, Firstar Select Funds, a REIT mutual fund, from 1997 to 2000.
----------------------------------------------------------------- -------------------------------------------------
    1  The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

     The Trust's Valuation Committee consists of Messrs. Ashburn, Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Funds, if any. The committee held no meetings during the fiscal year ended June 30, 2003.

     The Trust's audit committee consists of Gary Hippenstiel, Stephen Little, and Daniel Condon. The audit committee is responsible for overseeing each Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of each Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between each Fund's independent auditors and the full Board of Trustees. The audit committee held three meetings during the fiscal year ended June 30, 2003.

     The following table provides information regarding shares of the Funds and other portfolios of the AmeriPrime Funds owned by each Trustee as of December 31, 2003.


   =============================== ================================ =============================================
                                                                      Aggregate Dollar Range of Shares of all
              Trustee                Dollar Range of Fund Shares      Funds Overseen by the Trustee Within the
                                                                            AmeriPrime Family of Funds1
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Timothy Ashburn                              None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Daniel Condon                                None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Gary E. Hippenstiel                          None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Stephen Little                               None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Ronald Tritschler                            None                                    None
   =============================== ================================ =============================================


1 As of December 31, 2002, the terms "Fund Complex" and "AmeriPrime Family of Funds" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

     The compensation paid to the Trustees of the Trust for the fiscal year ended June 30, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

================================== =================================== ==========================================


                                                                        Total Compensation from Trust and Fund
              Name                 Aggregate Compensation from Trust                   Complex(3)
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Kenneth D. Trumpfheller1                           $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Gary E. Hippenstiel                             $10,897                               $21,619.50
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Mark W. Muller1                                  $3,100                                 $6,600
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Richard J. Wright1                               $6,475                                 $12,725
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Timothy Ashburn2                                   $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Daniel Condon2                                   $2,167                                 $6,861
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Stephen Little2                                  $2,167                                 $6,861
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Ronald Tritschler2                               $1,833                                 $5,806
---------------------------------- ----------------------------------- ------------------------------------------

   1  No longer a Trustee of the Trust.
   2  Elected to the Board on December 18, 2002.
   3 The Term "Fund Complex" refers to Ameriprime Advisors Trust, Unified Series Trust and the Trust.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Agreement. Due to research services provided by brokers, the IMS Capital Value Fund and the IMS Strategic Allocation Fund directed to brokers $22,874,189 and $10,206,381, respectively, of brokerage transactions (on which commissions were $43,514 and $7,865, respectively) during the fiscal year ended June 30, 2003. The IMS Strategic Income Fund directed to brokers $15,671,642 of brokerage transactions (on which commissions were $25,120) during the fiscal year ended August 31, 2003.


     Over-the-counter transactions may be placed with broker-dealers if the Advisor is able to obtain best execution (including commissions and price). Over-the-counter transactions may also be placed directly with principal market makers. Fixed income securities may be purchased through broker-dealers, provided best execution is available. Fixed income securities may be purchased directly from the issuer, an underwriter or a market maker. Purchases may include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


-------------------------------------- ------------------------------- ---------------------------- ------------------
Brokerage Commissions Paid by the          IMS Capital Value Fund       IMS Strategic Allocation      IMS Strategic
Funds                                      (Fiscal Year End 6/30)                 Fund                 Income Fund
                                                                         (Fiscal Year End 6/30)     (Fiscal Year End
                                                                                                          8/31)
-------------------------------------- ------------------------------- ---------------------------- ------------------
-------------------------------------- ------------------------------- ---------------------------- ------------------
2001                                              $59,407                          N/A                     N/A
-------------------------------------- ------------------------------- ---------------------------- ------------------
-------------------------------------- ------------------------------- ---------------------------- ------------------
2002                                              $39,471                          N/A                     N/A
-------------------------------------- ------------------------------- ---------------------------- ------------------
-------------------------------------- ------------------------------- ---------------------------- ------------------
2003                                              $49,183                        $8,028                  $19,113
-------------------------------------- ------------------------------- ---------------------------- ------------------


     The Trust, the Advisor, and the Funds' underwriter have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

ADDITIONAL TAX INFORMATION

     Each Fund has qualified or intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve a Fund of liability for federal income taxes. If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.


     Each Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 2003, the IMS Capital Value Fund had available for federal tax purposes a capital loss carryforward of $309,394 which will expire in 2010.


INVESTMENT PERFORMANCE

     The Funds may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                           P(1+T)n=ERV

         Where:            P        =       a hypothetical $1,000 initial investment
                           T        =       average annual total return
                           n        =       number of years
                           ERV      =       ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the
                                            beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                           P(1+T)n=ATVD

         Where:            P        =       a hypothetical $1,000 initial investment
                           T        =       average annual total return (after taxes on distributions)
                           n        =       number of years
                           ATVD             ending value at the end of the
                                            applicable period of the
                                            hypothetical $1,000 investment made
                                            at the beginning of the applicable
                                            period, after taxes on fund
                                            distributions but not after taxes on
                                            redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus
(including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                           P(1+T)n=ATVDR

         Where:            P        =       a hypothetical $1,000 initial investment
                           T        =       average annual total return (after taxes on distributions and redemption)
                           n        =       number of years
                           ATVDR            ending value at the end of the
                                            applicable period of the
                                            hypothetical $1,000 investment made
                                            at the beginning of the applicable
                                            period, after taxes on fund
                                            distributions and redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     The following table provides information regarding the IMS Capital Value Fund's and IMS Strategic Allocation Fund's performance for the periods ended June 30, 2003, and for the Strategic Income Fund for the period ended August 31, 2003.



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                                              IMS CAPITAL VALUE FUND
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--------------------------------------------------------------- ------------------------- --------------------------
                                                                         1 Year               Since Inception1
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return                                              18.28%                    10.77%
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--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions
                                                                         18.08%                     9.36%
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions                                                              11.11%                     8.54%
--------------------------------------------------------------- ------------------------- --------------------------


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                                           IMS STRATEGIC ALLOCATION FUND
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--------------------------------------------------------------- ------------------------- --------------------------
                                                                         1 Year               Since Inception2
                                                                         ------               ---------------
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return                                               N/A                       5.60%
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions                  N/A                       5.60%
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions                                                               N/A                       4.48%
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------------------------------------------------------------

                                             IMS STRATEGIC INCOME FUND
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--------------------------------------------------------------- ------------------------- --------------------------
                                                                         1 Year               Since Inception3
                                                                         ------               ---------------
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return                                               N/A                      16.31%
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions                  N/A                      14.21%
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions and              N/A                      11.98%
Redemptions
--------------------------------------------------------------- ------------------------- --------------------------


1 Inception Date: August 5, 1996
2 Inception Date: November 5, 2002
3 Inception Date: November 5, 2002

     The Funds may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

     Each Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with a Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. The Fund may use the S&P 500 Index or the Russell 2000 Index.

     In addition, the performance of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of each Fund's investments. The Custodian acts as the Fund's depository, safekeeping its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES


     Effective July 1, 2000, Unified Fund Services, Inc., 431 N. Pennsylvania St., Indianapolis, IN 46204 ("Unified"), acts as the Funds' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund) for these transfer agency services. For the fiscal years ended June 30, 2003, 2002 and 2001, Unified received $22,673, $34,559 and $15,563 from the IMS Capital Value Fund for these transfer agent services. For the period of November 5, 2002 (commencement of operations) through June 30, 2003, Unified earned $10,168 from the Strategic Allocation Fund. For the period November 5, 2002 (commencement of operations) through August 31, 2003, Unified earned $11,522 from the Strategic Income Fund.

     In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Funds equal to 0.05% of each Fund's assets up to $50 million, 0.04% of each Fund's assets from $50 million to $100 million, and 0.03% of each Fund's assets from $100 million to $150 million and 0.02% over $150 million (subject to various monthly minimum fees, the maximum being $1,666 per month). For the fiscal years ended June 30, 2003, 2002 and 2001 Unified received $21,699, $19,200 and $19,445 from the IMS Capital Value Fund for these fund accounting services. For the period of November 5, 2002 (commencement of operations) through June 30, 2003, Unified earned $6,327 from the Strategic Allocation Fund For the period November 5, 2002 (commencement of operations) through August 31, 2003 , Unified earned $13,800 from the Strategic Income Fund.

     Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Funds equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.05% of each Fund's assets from $100 million to $150 million and 0.03% over $150 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended June 30, 2003, 2002, and 2001, Unified received $24,657, $27,133, and $15,759, , respectively, from the IMS Capital Value Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. which merged with Unified on that date). For the period of November 5, 2002, (commencement of operations) through June 30, 2003, Unified earned $5,856 from the Strategic Allocation Fund. For the period November 5, 2002 (commencement of operations) through August 31, 2003, Unified earned $11,250 from the Strategic Income Fund.


ACCOUNTANTS

     The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Funds for the fiscal year ending in 2004. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR


     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc. The Distributor receives no underwriting commissions from the Funds.

PROXY VOTING POLICIES


     The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Funds' Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund's shareholders, and those of the Advisor or an affiliated person of the Advisor. In such a case, the Trust's policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the applicable Fund's vote will be cast.

     The Advisor's policies and procedures state that the Advisor generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the Advisor's policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company's shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company's operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the Advisor has adopted guidelines describing the Advisor's general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

o electing a board of directors - a board should be composed primarily of independent directors, and key board committees should be entirely independent. The Advisor generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

o approving independent auditors - the relationship between a company and its auditors should be limited primarily to the audit engagement;

o providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, the Advisor is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

o corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote. The Advisor opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

o shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Advisor generally considers to have a negative impact on shareholder value.

FINANCIAL STATEMENTS


     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the IMS Capital Value Fund's and the IMS Strategic Allocation Fund's Annual Report to Shareholders for the period ended June 30, 2003 and for the IMS Strategic Income Fund's Annual Report to Shareholders for the period ended August 31, 2003. The Trust will provide each Fund's Annual Report without charge by calling the Fund at (800)-934-5550.